Cover	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Entity File Number	000-56441
Entity Registrant Name	GLIDELOGIC CORP.
Entity Central Index Key	0001848672
Entity Tax Identification Number	98-1575837
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	21/1 Erkindik Ave, Ste. 187
Entity Address, City or Town	Bishkek
Entity Address, Country	KG
Entity Address, Postal Zip Code	720000
City Area Code	(786)
Local Phone Number	708-6089
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	GDLG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false